Property, plant and equipment, net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 10 – Property, plant and equipment, net

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	December 31, 2017	December 31, 2016

Building	$13,430,892	$11,936,896
Machinery and Production equipment	2,831,180	2,795,133
Electronic equipment	312,667	236,890
Office equipment	75,097	46,988
Automobiles	655,897	212,167
Subtotal	17,305,733	15,228,074
Accumulated depreciation	(7,421,887)	(5,958,240)
	9,883,846	9,269,834
Less: Property, plant and equipment, net for discontinued operations	-	591,857
Property, plant and equipment, net for continuing operations	$9,883,846	$8,677,977

Depreciation expense was $613,296, $534,252 and $1,546,528 for the years ended December 31, 2017, 2016 and 2015, respectively.